Basic and diluted net income per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income	$ 663	$ 14,266	$ 21,347
Less: net (loss)/income attributable to the non-controlling interests	(552)	41	(116)
Net income attributable to Xunlei Limited's common shareholders for basic net income per share calculation	1,215	14,225	21,463
Net income attributable to Xunlei Limited's common shareholders for dilutive net income per share calculation	$ 1,215	$ 14,225	$ 21,463
Denominator:
Weighted average number of common shares outstanding, basic (in shares)	318,758,374	326,390,687	336,040,378
Dilutive effect of restricted share units	387,908	458,815	195,123
Weighted average number of common shares outstanding, diluted (in shares)	319,146,281	326,849,502	336,235,501
Basic net income per share (in dollars per share)	$ 0.0038	$ 0.0436	$ 0.0639
Diluted net income per share (in dollars per share)	$ 0.0038	$ 0.0435	$ 0.0638